Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Average statutory tax rate	27%	27%

Income before income taxes	30,482	8,541

Expected income tax expense	8,230	2,306
Effect of differences in tax rates in foreign jurisdictions	3,309	1,168
Unrealized loss on gold hedges	30,569	-
Change in unrecognized deferred tax assets	11,327	(5,651)
Non-deductible expenses	7,271	4,576
Share of net income related to joint venture	-	(657)
Fair value adjustment on redeemable preferences shares	-	(447)
Gain on derecognition of equity investment in joint venture	-	(382)
Deferred tax assets acquired	-	(1,867)
Foreign accrual property income	577	954
Income tax expense	61,283	-

Total income tax represented by:
Current tax expense	(38,259)	-
Deferred tax expense	(23,024)	-
Total income tax expense	(61,283)	-

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Deferred tax assets:
Deferred financing costs	-	12,952
Provisions	3,958	3,963
Right‐of‐use asset	1,951	22
Operating losses	-	2,462
Non‐capital losses	247	12
Deferred tax liabilities:
Mineral properties, plant and equipment	(28,933)	(17,330)
Asset retirement provisions	-	(2,046)
Lease liabilities	-	(19)
Other	(247)	(16)
Net deferred tax assets (liabilities)	(23,024)	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Non-capital losses carried forward	21,844	21,590
Mineral properties, plant and equipment	1,064	1,034
Financial liabilities	30,570	-
Accounts payable and accrued liabilities	3,843	2,036
Deferred financing costs	13,374	-
Lease liabilities	-	2,105
Asset retirement provisions	20,976	22,880
Capital losses	2,475	2,476
Other	225	354
Total	94,371	52,475